Deferred Tax - Schedule of Movements in Deferred Tax Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Reconciliation of Changes in Deferred Tax Assets [Line Items]
Beginning balance	$ 68,917
Deferred tax charged to the statement of profit or loss during the year	(68,921)
Exchange realignment	4
Amortized and Accrued
Reconciliation of Changes in Deferred Tax Assets [Line Items]
Beginning balance	953
Deferred tax charged to the statement of profit or loss during the year	(953)
Expense of Share Options
Reconciliation of Changes in Deferred Tax Assets [Line Items]
Beginning balance	90
Deferred tax charged to the statement of profit or loss during the year	(90)
Unrealised Profit from Intercompany
Reconciliation of Changes in Deferred Tax Assets [Line Items]
Beginning balance	7,487
Deferred tax charged to the statement of profit or loss during the year	(7,487)
Contract Liabilities
Reconciliation of Changes in Deferred Tax Assets [Line Items]
Beginning balance	60,387
Deferred tax charged to the statement of profit or loss during the year	(60,391)
Exchange realignment	$ 4